Note 2 - Revenues (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Operating Segments	1		1
Number of Major Customers	3	3	3	3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	3	5	4	4
Aquaplex [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	3		3	1